Current Liabilities - Payables - Summary of Current Liabilities Payables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Liabilities Payables [Abstract]
Accounts Payable (unsecured)	$ 38,059,829	$ 17,842,981
Payroll related tax liability	44,592	48,873
Total current payables	$ 38,104,421	$ 17,891,854